RESTATEMENT AND RECLASSIFICATIONS - Restatement Adjustments to Inaccurate Cost of Revenue and Relevant Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue	¥ 480,755	$ 75,441	¥ 478,118	¥ 378,030
Accounts payable	148,019		115,549	120,297	$ 23,227
Accrued expenses and other current liabilities	¥ 59,253	$ 9,298	16,542	18,512
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue			17,415	(4,838)
Accounts payable			(16,050)	(28,531)
Accrued expenses and other current liabilities			(4,042)	7,406
Restatement Adjustments | Restatement adjustments to inaccurate cost of revenue and relevant accounts
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cut-off Errors			8,966	(351)
Net Basis Transactions			5,584	(2,785)
Reclassification increase decrease cost of revenue and expenses			2,315	(2,337)
Accrual basis for social securities			275	526
Change in fair value of share options			275	109
Cost of revenue			17,415	(4,838)
Accounts payable			9,504	(372)
Accrued expenses and other current liabilities			(538)	21
Accrued expenses and other current liabilities			¥ 275	¥ 526